RESTRICTED CASH — CLIENT FUNDS (SEGREGATED) (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Customer Refund Liability, Current	$ 5,813,888	$ 7,699,708	$ 28,339,255			$ 11,526,789
Increase decrease in customer funds	$ 5,712,901
Decrease funds percentage	49.60%
Cash	$ 11,855,861	25,884,495				13,850,168
Cash	17,669,749	25,884,495	32,461,760		$ 19,063,258	25,376,957		$ 31,316,461
Cash and Cash Equivalent	11,855,861	$ 18,184,787	$ 4,122,505			13,850,168
Client funds	5,813,888					11,526,789
Other Assets, Current	15,258,896					12,658,241
Adjustment B [Member]
Customer Refund Liability, Current						3,500,000
Cash	3,500,000					3,500,000
Client funds
Adjustment C [Member]
Customer Refund Liability, Current						3,574,201
Cash	$ 3,574,201			€ 3,453,334		3,574,201	€ 3,453,334
Client funds